Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	cfvst2_SupplementTextBlock
Supplement dated February 12, 2014
to the Prospectus, as supplemented, of Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (the “Fund”):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (to be renamed Variable Portfolio – TCW Core Plus Bond Fund, effective March 21, 2014)	05/01/13
Effective April 1, 2014, the following changes are made to the Fund’s prospectus:
The Annual Fund Operating Expenses table under the caption “Fees and Expenses of the Fund" in the "Summary of VP - PIMCO Mortgage-Backed Securities Fund" section is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (a)
	Class 1	Class 2
Management fees	0.47%	0.47%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.14%	0.14%
Total annual Fund operating expenses	0.61%	0.86%
Less: Fee waivers and/or expense reimbursements(b)	(0.03%)	(0.03%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.58%	0.83%
(a)	Expense calculations are generally based on the Fund's most recently completed fiscal year.
(b)	Effective April 1, 2014 through April 30, 2015, Columbia Management Investment Advisers, LLC (the Investment Manager) has contractually agreed to waive a portion of its management fee for assets up to $1 billion.
The second paragraph and the expense example table under the caption “Fees and Expenses of the Fund – Example” in the “Summary of VP – PIMCO Mortgage-Backed Securities Fund” section are hereby superseded and replaced with the following:
The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to separate accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$59	$192	$337	$ 759
Class 2 (whether or not shares are redeemed)	$85	$271	$474	$1,058

VP - PIMCO Mortgage-Backed Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst2_SupplementTextBlock
Supplement dated February 12, 2014
to the Prospectus, as supplemented, of Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (the “Fund”):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (to be renamed Variable Portfolio – TCW Core Plus Bond Fund, effective March 21, 2014)	05/01/13
Effective April 1, 2014, the following changes are made to the Fund’s prospectus:
The Annual Fund Operating Expenses table under the caption “Fees and Expenses of the Fund" in the "Summary of VP - PIMCO Mortgage-Backed Securities Fund" section is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (a)
	Class 1	Class 2
Management fees	0.47%	0.47%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.14%	0.14%
Total annual Fund operating expenses	0.61%	0.86%
Less: Fee waivers and/or expense reimbursements(b)	(0.03%)	(0.03%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.58%	0.83%
(a)	Expense calculations are generally based on the Fund's most recently completed fiscal year.
(b)	Effective April 1, 2014 through April 30, 2015, Columbia Management Investment Advisers, LLC (the Investment Manager) has contractually agreed to waive a portion of its management fee for assets up to $1 billion.
The second paragraph and the expense example table under the caption “Fees and Expenses of the Fund – Example” in the “Summary of VP – PIMCO Mortgage-Backed Securities Fund” section are hereby superseded and replaced with the following:
The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to separate accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$59	$192	$337	$ 759
Class 2 (whether or not shares are redeemed)	$85	$271	$474	$1,058

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
VP - PIMCO Mortgage-Backed Securities Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.61%	[1]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.58%	[1]
1 year	rr_ExpenseExampleYear01	$ 59
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	337
10 years	rr_ExpenseExampleYear10	759
1 year	rr_ExpenseExampleNoRedemptionYear01	59
3 years	rr_ExpenseExampleNoRedemptionYear03	192
5 years	rr_ExpenseExampleNoRedemptionYear05	337
10 years	rr_ExpenseExampleNoRedemptionYear10	759
VP - PIMCO Mortgage-Backed Securities Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.86%	[1]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.83%	[1]
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	474
10 years	rr_ExpenseExampleYear10	1,058
1 year	rr_ExpenseExampleNoRedemptionYear01	85
3 years	rr_ExpenseExampleNoRedemptionYear03	271
5 years	rr_ExpenseExampleNoRedemptionYear05	474
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,058

[1]	Expense calculations are generally based on the Fund's most recently completed fiscal year.
[2]	Effective April 1, 2014 through April 30, 2015, Columbia Management Investment Advisers, LLC (the Investment Manager) has contractually agreed to waive a portion of its management fee for assets up to $1 billion.